Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024		Jan. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 993	$ 1,689	[1]	$ 2,199	[1]
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	1,645	(698)		(1,752)
Net gains (losses) on hedges of net investments in foreign operations	(683)	268		616
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	4	6		(5)
Net gains (losses) on hedges of net investments in foreign operations	(190)	73		168
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	1,148	(509)		(1,299)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	140	160		2,378
Reclassification of net (gains) losses to net income	(107)	(212)		(1,538)
Income tax expense (benefit):
Net gains (losses) in fair value	32	43		639
Reclassification of net (gains) losses to net income	(24)	(56)		(402)
Other comprehensive income net of tax available for sale financial assets net of tax	25	(39)		603
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(204)	1,494		1,647
Reclassification of net (gains) losses to net income	663	(652)		(145)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(32)	328		497
Reclassification of net (gains) losses to net income	155	(143)		(72)
Other comprehensive income net of tax cash flow hedges	336	657		1,077
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	5	(3)		8
Income tax expense (benefit)	1			2
Other comprehensive income on finance income/(expense) from insurance contracts	4	(3)		6
Other comprehensive income (loss) from investments in associates	(62)	1		(4)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	260	(74)		(530)
Income tax expense (benefit)	78	(20)		(153)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	182	(54)		(377)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	4	138		240
Income tax expense (benefit)	(8)	47		60
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	12	91		180
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(264)	(46)		(411)
Income tax expense (benefit)	(73)	(13)		(114)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(191)	(33)		(297)
Other comprehensive income (loss) from investments in associates	(7)			1
Other comprehensive income (loss)	1,447	111		(110)
Comprehensive income (loss)	2,440	1,800		2,089
Comprehensive income (loss) attributable to non-controlling interests	(65)	7		(18)
Comprehensive income (loss) attributable to equity holders of the Bank	2,505	1,793		2,107
Preferred shareholders and other equity instrument holders	122	121		108
Common shareholders	$ 2,383	$ 1,672		$ 1,999

[1]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.